Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash
The following table presents the Company’s cash, cash equivalents and restricted cash by category in the Company’s Condensed Consolidated Balance Sheets (in thousands):

	March 31, 2022	December 31, 2021
Cash and cash equivalents	$188,070	$126,526
Restricted cash	104	103

Cash, cash equivalents, and restricted cash	$188,174	$126,629

The following table presents the Company’s cash, cash equivalents and restricted cash by category in the Company’s Consolidated Balance Sheets (in thousands):

	As of December 31,
	2021	2020

Cash and cash equivalents	$126,526	$65,265
Restricted cash	103	205

Cash, cash equivalents, and restricted cash	$126,629	$65,470

Summary of Allowance for Expected Credit Losses		The change in the Company’s allowance for expected credit losses is as follows (in thousands):
Schedule of Composition of Property and Equipment between North America and Locations Outside of North America	The composition of the Company’s property and equipment between North America and locations outside of North America is set forth below (in thousands):

	March 31, 2022	December 31, 2021
North America	$9,986	$10,205
Outside North America	4,741	5,129

Total	$14,727	$15,334

The composition of the Company’s property and equipment between North America and locations outside of North America is set forth below (in thousands):